Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Net Loss Per Share
Net Income (Loss) Per Share

Note 19. Net Loss Per Share

The following is a reconciliation of the numerator (net loss) and the denominator (weighted average number of shares) used in the basic and diluted net loss per share calculations:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net loss attributable to TOI Parent, Inc.	$(2,980,123)	$(675,948)	$(770,748)	$(9,503,489)
Basic and diluted weighted average shares outstanding	114,510	10,000	114,510	10,000
Basic and diluted net loss per share attributable to TOI Parent, Inc.	$(26.03)	$(67.59)	$(6.73)	$(950.35)
(1)	The computation of weighted average shares outstanding applies the Series A Preferred Shares on an as-converted basis following the execution of Amendment II in November 2020, which added a one-to-ten conversion feature. As such, the Series A Preferred Shares are applied to the computation of weighted average shares outstanding on an as-converted basis for the nine months ended September 30, 2021.

All stock options were “out-of-the-money” up to and through the year ended December 31, 2020.

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Stock Options (1)	23,138	10,832	23,138	10,832
(1)	The Stock Options are exercisable, each into one common share, for the period outstanding. Refer to Note 14 for further details.

Note 19. Net Loss Per Share

The following is a reconciliation of the numerator (net loss) and the denominator (weighted average number of shares) used in the basic and diluted net loss per share calculations:

	Year Ended December 31
	2020	2019	2018
Net loss attributable to TOI Parent, Inc.	$(14,321,235)	(4,021,395)	(1,993,628)
Basic and diluted weighted average shares outstanding(1)	23,786	10,000	10,000
Basic and diluted net loss per share attributable to TOI Parent, Inc.	$(602.09)	(402.14)	(199.36)
(1)	The computation of weighted average shares outstanding applies the Series A Preferred Shares on an as- converted basis following the execution of Amendment II in November 2020, which added a one-to- ten conversion feature.

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31
	2020	2019	2018
Stock options	14,860	9,965	2,560

(1)  The Stock Options are exercisable, each into one common share. Refer to Note 14 for further details.